Schedule of Investments
Invesco Rochester High Yield Municipal ETF (IROC)
January 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.31%
Alabama-1.72%
Black Belt Energy Gas District (The), Series 2022 C-1, RB(a)	5.25%	06/01/2029	$500	$525,159
Arizona-3.23%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2007, RB(a)(b)	4.10%	06/15/2028	500	502,032
Pima (County of), AZ Industrial Development Authority (American Leadership Academy) (The), Series 2022, Ref. RB(c)	4.00%	06/15/2031	500	487,622
				989,654
Arkansas-1.71%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(b)	5.70%	05/01/2053	500	523,991
California-10.19%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB(a)	5.00%	08/01/2029	1,000	1,042,781
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(b)(c)	5.00%	07/01/2038	500	530,992
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB(c)	6.25%	07/01/2054	500	521,932
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	500,331
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB(a)	5.00%	09/01/2030	500	525,975
				3,122,011
Colorado-1.62%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(c)	5.00%	12/01/2037	500	497,429
District of Columbia-1.69%
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB(b)	5.00%	10/01/2037	500	518,861
Florida-7.22%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(b)	5.50%	07/01/2053	500	505,267
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2037	1,000	1,002,891
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024 B-3, RB	4.13%	11/15/2029	200	200,724
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	504,185
				2,213,067
Illinois-4.72%
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	500,132
Chicago (City of), IL Board of Education, Series 2015 C, GO Bonds	5.25%	12/01/2035	500	500,023
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	446,066
				1,446,221
Indiana-2.47%
Indiana (State of) Finance Authority (U.S. Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	500,020
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(a)(b)	4.40%	06/10/2031	250	256,255
				756,275
Iowa-1.76%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(a)(d)	4.00%	12/01/2032	500	537,455
Kentucky-1.61%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	494,133
Louisiana-1.73%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB(b)	5.50%	09/01/2059	500	529,373
Maryland-3.29%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(b)	5.00%	11/12/2028	500	506,316
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	502,506
				1,008,822
See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
January 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.63%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(Acquired 12/08/2022 - 12/08/2022; Cost $491,495)(a)(b)(e)	4.00%	10/01/2026	$500	$499,342
New Jersey-1.69%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB	5.00%	06/01/2033	500	517,456
New York-9.40%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	763,489
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2021, Ref. RB(b)	3.00%	08/01/2031	500	468,847
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(b)	6.00%	04/01/2035	1,000	1,116,869
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB(b)	5.50%	12/31/2054	500	531,653
				2,880,858
North Dakota-1.37%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	420,086
Ohio-0.88%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	300	270,260
Oregon-2.48%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(b)	5.25%	07/01/2039	700	760,515
Pennsylvania-4.98%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	566,055
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	409,383
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(b)	5.50%	06/30/2038	500	548,361
				1,523,799
Puerto Rico-3.32%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	497,652
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(c)	5.00%	07/01/2028	500	519,546
				1,017,198
South Carolina-1.75%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(a)	5.25%	08/01/2031	500	534,370
Texas-7.67%
Harris County Industrial Development Corp. (Energy Transfer L.P.), Series 2023, Ref. RB(a)	4.05%	06/01/2033	250	249,443
Houston (City of), TX, Series 2023 A, Ref. RB, (INS - AGM)(b)(f)	5.25%	07/01/2048	500	529,700
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB(b)	4.00%	07/15/2041	500	469,603
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB(b)	5.50%	07/15/2039	500	536,517
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	500	499,829
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)), Series 2022 B3, RB	4.25%	10/01/2026	65	65,008
				2,350,100
Utah-1.54%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(c)	3.25%	03/01/2031	500	472,840
Virginia-6.64%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	502,126
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings OpCo, LLC), Series 2022, RB(b)	4.00%	07/01/2032	500	503,311
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,027,268
				2,032,705
See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
January 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-3.31%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	$500	$512,095
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,872
				1,012,967
Wisconsin-7.69%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2040	500	497,687
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	464,285
Wisconsin (State of) Public Finance Authority, Series 2024, RB(c)	5.50%	12/15/2028	700	701,172
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	180	183,090
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	500	509,750
				2,355,984
TOTAL INVESTMENTS IN SECURITIES(g)-97.31% (Cost $29,090,441)				29,810,931
OTHER ASSETS LESS LIABILITIES-2.69%				825,243
NET ASSETS-100.00%				$30,636,174

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $4,231,362, which represented 13.81% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Restricted security. The value of this security at January 31, 2025 represented 1.63% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.